Acquistions and Disposals (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Business Combinations [Abstract]
Summary of Balance Sheet Impact on Acquisition Date
(a)	Acquisitions completed in Fiscal 2018

The following table summarizes the balance sheet impact on the acquisition date of the Company’s business combinations that occurred in the period ended March 31, 2018:

	Tweed Grasslands	Tweed JA	Odense	Vert Mirabel	Other acquisitions
	(i)	(ii)	(iii)	(iv)	(v)
Cash and cash equivalents	$59	$125	$-	$-	$7
Amounts receivable	16	-	-	-	14
Subscription receivable	-	3,669	-	-	-
Inventory	-	-	173	-	-
Prepaids and other assets	6	-	-	-	107
Property, plant and equipment	1,446	182	3,990	-	468
Goodwill	29,736	1,835	-	5,625	1,562
Accounts payable and accrued				-
liabilities	(336)	(29)	-	-	(143)
Deferred tax liability	-	-	(297)	-	-
Net assets	30,927	5,782	3,866	5,625	2,015
Non-controlling interests	-	(2,013)	-	(2,839)	-
Net assets acquired	$30,927	$3,769	$3,866	$2,786	$2,015

Consideration paid in cash	$450	$100	$3,228	$-	$166
Consideration paid in shares	6,381	-	-	-	1,850
Future cash consideration	-	3,669	-	-	-
Other consideration	2,382	-	-	3,750	-
Contingent consideration	21,714	-	-	-	-
Total consideration	$30,927	$3,769	$3,228	$3,750	$2,016

Consideration paid in cash	$(450)	$(100)	$(3,228)	$-	$(166)
Less: Cash and cash equivalents
acquired	59	125	-	-	7
Net cash (outflow) inflow	$(391)	$25	$(3,228)	$-	$(159)

Acquisition-related costs
expensed	$302	$24	$33	$54	$213

The following table summarizes the balance sheet impact on the acquisition date of the Company’s business combinations that occurred in the period ended March 31, 2017:

	Mettrum	MedCann GmbH	Other acquisitions
	(i)	(ii)	(iii)
Cash and cash equivalents	$12,309	$-	$15
Amounts receivable	2,140	5	-
Biological assets	1,691	-	-
Inventory	5,022	137	-
Prepaids and other assets	1,184	102	24
Assets classified as held for sale	7,000	-	-
Property, plant and equipment	22,451	336	565
Intangible assets	131,009	784	12
Goodwill	207,081	9,209	4,024
Accounts payable and accrued liabilities	(5,663)	(107)	(115)
Debt	(3,576)	-	-
Other liabilities	(768)	-	-
Deferred tax liability	(29,546)	(60)	-
Net assets	350,334	10,406	4,525
Non-controlling interests	-	-	(19)
Net assets acquired	$350,334	$10,406	$4,506

Consideration paid in cash	$-	$-	$1,131
Consideration paid in shares	337,511	9,720	2,124
Other consideration	12,823	-	-
Contingent consideration	-	688	1,251
Total consideration	$350,334	$10,408	$4,506

Consideration paid in cash	$-	$-	$(1,131)
Less: Cash and cash equivalents
acquired	12,309	-	15
Net cash (outflow) inflow	$12,309	$-	$(1,116)

Acquisition-related costs expensed	$5,190	$372	$163

Summary of Derecognized Assets And Liabilities Related To Deconsolidation Of Subsidiaries

The derecognized assets and liabilities on November 30, 2017, were as follows:

Cash and cash equivalents	$(17)
Amounts receivable	158
Inventory	21
Biological assets	1,430
Prepaids and other assets	451
Property, plant and equipment	6,962
Intangible assets	26,282
Goodwill	2,259
Accounts payable and accrued liabilities	(1,194)
Capital lease obligations	(1,073)
Deferred tax liability	(5,699)
Net assets disposed	$29,580
Fair value of retained interest	38,400
Gain on disposal of consolidated entity	$8,820